Investor A C Institutional And Class R [Member] Investment Objectives and Goals - Investor A C Institutional And Class R - BLACKROCK MID CAP GROWTH EQUITY PORTFOLIO	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About BlackRock Mid-Cap Growth Equity Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of BlackRock Mid-Cap Growth Equity Portfolio (“Mid-Cap Growth Equity”or the “Fund”), a series of BlackRock FundsSM (the “Trust”), is long-term capital appreciation.